Employee Benefit Plan, Fair Value and NAV - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value [Line Items]
Investments [Text Block]	Investments
The Plan’s investments [including gains (losses) on investments bought and sold, as well as held during the year] appreciated in value by $497,822,382 and $1,481,013,393 during 2025 and 2024, respectively.
The fair value of investments is based on market prices using the following measurement categories:
Level 1 – Fair value is determined by using quoted prices in active markets for identical investments. Investments included in this category are mutual funds.
Level 2 – Fair value is determined by using other than quoted prices. By using observable inputs (such as similar securities), the fair value is determined through the use of models or other valuation methodologies (such as benchmarking of similar securities and using readily determinable fair value where the fair value per share is determined and published on a regular basis on a non-active market and is the basis for current transactions). Investments included in this category are Publix Stock and collective investment funds.
Level 3 – Fair value is determined by using other than observable inputs. Fair value is determined by using the best information available in the circumstances and requires significant management judgment or estimation. No investments are included in this category.
Following is a summary of fair value measurements for investments as of December 31, 2025 and 2024:

	Fair Value	Level 1	Level 2	Level 3
December 31, 2025
Mutual Funds	$231,082,289	231,082,289	—	—
Publix Stock	5,486,909,421	—	5,486,909,421	—
Collective Investment Funds	2,529,415,388	—	2,529,415,388	—
Total Investments	$8,247,407,098	231,082,289	8,016,324,809	—

December 31, 2024
Mutual Funds	$198,991,084	198,991,084	—	—
Publix Stock	5,628,950,800	—	5,628,950,800	—
Collective Investment Funds	2,031,386,602	—	2,031,386,602	—
Total Investments	$7,859,328,486	198,991,084	7,660,337,402	—

Employer Contribution Receivable [Line Items]
Employer Contribution Receivable [Text Block]	Employer Contribution Receivable
The 2025 and 2024 Plan year matching contributions, net of forfeitures, were $49,703,324 and $49,898,186, respectively. The matching contribution was recorded as a receivable as of the Plan year end and funded by the Company in the subsequent Plan year. These matching contributions were paid in cash and invested in accordance with eligible participants’ investment allocations at the time the matching contributions were funded.